UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10331

BlackRock California Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—160.5%
			California—136.9%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$24,500		Zero Coupon, 9/01/31	No Opt. Call	$ 5,125,155
AAA	6,070		Zero Coupon, 9/01/32	No Opt. Call	1,195,062
			California, GO,
A3	10,000		5.50%, 11/01/33	11/13 @ 100	10,285,900
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,565,835
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,031,350
			California Cnty. Tobacco Sec. Agcy.,
BBB	6,000		Fresno Cnty. Fdg. Corp., 6.00%, 6/01/35	06/12 @ 100	4,921,860
BBB	6,000		Kern Cnty. Corp., Ser. B, 6.25%, 6/01/37	06/12 @ 100	5,055,600
Baa3	5,000		Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	3,931,050
			California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A2	4,000 [3]		5.375%, 5/01/21	05/12 @ 101	4,168,920
A2	6,000		5.375%, 5/01/22	05/12 @ 101	6,244,680
AAA	10,000		California Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,166,500
			California Hlth. Facs. Fin. Auth., Ser. A,
BBB	3,000		Insured Hlth. Facs. Valleycare, 5.375%, 5/01/27	05/12 @ 100	3,006,330
AAA	4,890		Kaiser Proj., 5.40%, 5/01/28	ETM	5,038,852
			California Hsg. Fin. Agcy.,
AAA	14,065		Ser. B, Zero Coupon, 8/01/31, FSA	08/04 @ 5.001	3,145,216
AAA	15,945		Home Mtg. Rev., Ser. Q, Zero Coupon, 2/01/33, AMBAC	08/04 @ 3.951	3,169,228
AAA	19,185		Home Mtg. Rev., Ser. T, Zero Coupon, 8/01/21, MBIA	08/04 @ 15.292	7,502,294
			California Infrastructure & Econ. Dev.,
AAA	15,000		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	14,933,100
A-	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	14,846,790
A	13,500		Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31	08/11 @ 102	13,712,355
AA-	10,000		California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,164,900
A-	5,000		Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj., Ser. A, 5.85%, 12/15/32	12/13 @ 102	5,103,650
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,099,900
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485		Zero Coupon, 12/01/29	12/11 @ 37.373	1,690,412
AAA	7,485		Zero Coupon, 12/01/30	12/11 @ 35.365	1,593,781
AAA	7,485		Zero Coupon, 12/01/31	12/11 @ 33.465	1,498,647
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB-	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	862,000
BBB-	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	810,150
BBB-	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,041,355
BBB-	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	125,170
BBB-	10,030		5.75%, 1/15/40	01/10 @ 101	9,969,920
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	1,762,780
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	899,550
Baa1	10,200		Ser. B, 5.50%, 6/01/43	06/13 @ 100	10,214,688
Baa1	5,800		Ser. B, 5.625%, 6/01/38	06/13 @ 100	5,858,580
NR	5,000		Irvine Mobile Home Park, Meadows Mobile Home Park, Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,843,600
A3	7,700		Kaweah Delta Hlth. Care Dist. Rev., 6.00%, 8/01/34	08/12 @ 102	8,031,408
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	2,855	[4]	5.90%, 6/01/27	06/13 @ 100	2,812,518
NR	5,140	[4]	6.00%, 6/01/35	06/13 @ 100	5,142,004
Caa2	4,110		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	3,493,705
BBB	1,000		Palm Springs Mobile Home Park., Sahara Mobile Home Park, 5.625%, 5/15/26	05/12 @ 102	986,910
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,156,880
AAA	15,500		Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj.,
			5.125%, 9/01/30, MBIA	09/11 @ 100	15,585,095
AAA	1,905		Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	411,156

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(continued)
AAA	$ 6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A,
			5.25%, 5/01/31, MBIA	05/11 @ 100	$6,520,605
			San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South,
NR	1,775		6.125%, 8/01/31	08/09 @ 102	1,793,549
NR	7,500		6.25%, 8/01/33	08/11 @ 101	7,579,725
			San Jose Multi-Fam. Hsg.,
AAA	2,880		Lenzen Hsg., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,923,056
AAA	4,225		Vlgs. Pkwy. Sr. Apts., Ser. D, 5.50%, 4/01/34	04/11 @ 100	4,288,121
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg., Ser. A,
NR	6,250		Blossom River Apts., 6.50%, 9/01/39	03/08 @ 102	5,992,250
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31	02/12 @ 101	1,725,238
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41	02/12 @ 101	1,247,165
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr., 5.85%, 11/15/32	11/10 @ 102	3,084,686
BBB	5,345		Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%, 6/01/41	06/11 @ 100	3,883,303
			Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
BBB	7,000		5.50%, 6/01/36	06/12 @ 100	5,426,610
BBB	11,500		5.625%, 6/01/43	06/12 @ 100	8,683,305
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,039,680
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	2,299,127
A2	2,000		Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	04/08 @ 100	2,014,300

					290,705,556

			Delaware—5.6%
			Charter Mac Equity Issuer Trust,
A3	7,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,574,350
Baa1	4,000	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,401,720

					11,976,070

			Maryland—5.0%
			MuniMae TE Bond Subsidiary, LLC,
NR	7,000	[4,5]	Ser. A, 6.30%, 6/30/49	06/09 @ 100	7,491,540
NR	3,000	[4,5]	Ser. B, 6.80%, 6/30/50	11/10 @ 100	3,219,720

					10,711,260

			Puerto Rico—13.0%
A-	10,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,064,800
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	10,000	[6]	5.70%, 2/01/10	N/A	11,249,900
BBB+	5,750	[6]	5.75%, 2/01/07	N/A	6,235,013

					27,549,713

					340,942,599
			Total Long-Term Investments (cost $340,715,386)

BlackRock California Municipal Income Trust (BFZ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—3.8%
7,950	AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $7,950,000)	$7,950,000

	Total Investments—164.3% (cost $348,665,386)	348,892,599
	Liabilities in excess of other assets—(2.2)%	(4,553,394)
	Preferred shares at redemption value, including dividends payable—(62.1)%	(131,959,546)

	Net Assets Applicable to Common Shareholders—100%	$212,379,659

[1]Using the higher of Standard & Poor's, Moody's Investors Service or Fitch Ratings ratings.
[2]Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]Security is deemed to be of investment grade quality by the investment advisor.
[5]Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 10.7% of its net assets, with a current market value of $22,687,330, in securities restricted as to resale.
[6]This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at premium to par.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004